Other Charges (Recoveries) (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

		Year ended December 31
	Note	2019	2020	2021
Restructuring charges (a)		$37.9	$25.8	$10.5
Losses on post-employment benefit plan (b)	18	4.1	—	—
Transition costs (recoveries) (c)		(95.8)	—	1.2
Credit Facility-related charges (d)		2.0	—	3.0
Acquisition Costs and Other (e)		1.9	(2.3)	(4.4)
		$(49.9)	$23.5	$10.3